Finance and other costs	12 Months Ended
Oct. 31, 2021
Finance and other costs.
Finance and other costs
16.	Finance and other costs

Finance and other costs are comprised of the following:

	2021	2020
	$	$
Accretion convertible debt	2,751	2,462
Interest on convertible debenture	1,284	3,364
Interest on notes payable	1,180	396
Accretion notes payable	746	174
Accretion of lease liability	2,189	1,027
Transaction cost	4,892	2,717
CEBA Loan	—	(131)
Total	13,042	10,009